Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31, (in millions):

		Successor	Predecessor
	Depreciable Life	2011	2010
Land and improvements	5-10 years (for improvements)	$7.1	$6.1
Building and improvements	5-40 years	44.3	65.3
Equipment	3-15 years	130.5	236.6

		181.9	308.0
Less accumulated depreciation		(28.9)	(172.9)

		$153.0	$135.1

Holdings determined the fair value of acquired property, plant and equipment in accordance with ASC 805, “Business Combinations.” The fair value assigned to acquired property, plant and equipment resulted in an increase of $26.9 million over the historical carrying value of the acquired property, plant and equipment.

Included in equipment shown above are cumulative additions related to capital lease obligations of $1.6 million and $2.6 million at December 31, 2011 and 2010, respectively. The related accumulated depreciation was approximately $0.4 million and $1.8 million at December 31, 2011 and 2010, respectively.

Depreciation expense recognized during the Successor year ended December 31, 2011 was $29.0 million, which included depreciation expense from the date of the UCI Acquisition. Depreciation expense for the Predecessor period January 1, 2011 through January 25, 2011 and the Predecessor years ended December 31, 2010 and 2009 was $2.2 million, $27.3 million and $28.6 million, respectively.

The fair value of Holdings’ asset retirement obligation (“ARO”) is recorded as a liability with the offsetting associated asset retirement costs capitalized as part of the carrying amount of the related buildings. The asset retirement costs are amortized over the useful life of the building. Changes in the ARO resulting from the passage of time are recognized as an increase in the carrying amount of the liability and as accretion expense. The liabilities for ARO were $1.2 million at both December 31, 2011 and 2010.